Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of current and deferred tax expense

	Year ended December 31,
	2024		2023		2022
Current ISR	Ps.	2,205,939	Ps.	2,167,380	Ps.	1,653,920
Deferred ISR		(72,925)		(127,938)		(278,400)
Income tax expense	Ps.	2,133,014	Ps.	2,039,442	Ps.	1,375,520

Schedule comprising the balance of the deferred ISR asset and (liability)

			December 31,
	2024		2023		2022
Liabilities:
Provisions, allowances and labor obligations	Ps.	27,674	Ps.	107,768	Ps.	150,040
Investment in airport concessions, property, leasehold improvements and equipment, net		(74,618)		(163,345)		(216,843)
Tax loss carryforwards (1)		75		75		12,366
Recoverable tax on assets (2)		—		—		—
Others		(1,697)		(2,219)		(2,234)
Total liabilities	Ps.	(48,566)	Ps.	(57,721)	Ps.	(56,671)
Assets:
Provisions, allowances and labor obligations	Ps.	905,974	Ps.	743,038	Ps.	625,408
Investments in airport concessions, property, leasehold improvements and equipment, net		(134,289)		(53,622)		(102,196)
Tax loss carryforwards(1)		157,395		172,185		208,602
Recoverable tax on assets(2)		—		9,486		28,619
Others		(4,188)		(3,666)		(3,524)
Total assets	Ps.	924,892	Ps.	867,421	Ps.	756,909
Net deferred ISR asset	Ps.	876,326	Ps.	809,700	Ps.	700,238
(1)

As of December 31, 2024, 2023 and 2022, the Company recognized a deferred tax asset of Ps.157,470, Ps.172,260 and Ps.220,968, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the Asset Tax (“IMPAC”, by its acronym in Spanish) paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the year 2024, the remaining balance was recovered in the amount of Ps.9,486.

Schedule of changes in deferred tax

			December 31,
	2024		2023		2022
Beginning balance of deferred tax liability, net	Ps.	809,700	Ps.	700,238	Ps.	428,215
Deferred ISR in profit or loss		72,925		127,938		278,400
IMPAC recovery		(9,486)		(17,829)		—
Income tax effects recognized in other comprehensive income		3,187		(647)		(6,377)
Ending balance of deferred tax asset, net	Ps.	876,326	Ps.	809,700	Ps.	700,238

Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax

		Year ended December 31,
	2024			2023			2022
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	7,069,238		Ps.	7,059,868		Ps.	5,292,825
Current ISR		2,205,939			2,167,380			1,653,920
Deferred ISR		(72,925)			(127,938)			(278,400)
Income tax expense and effective rate	Ps.	2,133,014	30.17%	Ps.	2,039,442	28.89%	Ps.	1,375,520	25.99%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		(12,243)	(0.17)%		78,518	1.11%		212,327	4.01%
Statutory rate	Ps.	2,120,771	30.00%	Ps.	2,117,960	30.00%	Ps.	1,587,847	30.00%

Schedule of tax losses carried forward

	Tax loss
Year of origin	carryforwards
2003	Ps.	165,923
2004		167,390
2005		1,806
2007		3,290
2008		5,783
2018		6,778
2019		7,283
2020		28,500
2021		25,626
2024		8,271
	Ps.	420,650

Schedule of the balances of shareholders' equity tax accounts

	December 31,
	2024		2023		2022
Contributed capital account	Ps.	5,834,852	Ps.	5,599,129	Ps.	5,349,827
Net consolidated tax profit account		3,778,145		2,974,281		2,166,970
Total	Ps.	9,612,997	Ps.	8,573,410	Ps.	7,516,797